UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:        Liberty Mutual Insurance Company
Address:     175 Berkeley Street
             Boston, Massachusetts  02117

Form 13F File Number:  28-33

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth J. Kozanda
Title:    Attorney in Fact
Phone:    (312) 368-7851

Signature, Place, and Date of Signing:
   /s/ Kenneth J. Kozanda    Chicago, Illinois    May 13, 1999

Report Type (Check only one.):

[XX] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   224
Form 13F Information Table Value Total:   $661,976
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                NONE

FORM 13F INFORMATION TABLE
         Column 1             Column 2:     Column 3  Column 4    Column 5    Column 6    Column 7        Column 8
      Name of Issuer          Title         CUSIP    Fair Market  Shares or   Investment  Other         Voting Authority
                              of Class      Number      Value     Principal   Discretion  Managers     (a)    (b)    (c)
                                                       (+000)      Amount                             Sole   Shared None
AT&T CORP                      Common      001957109         160        2,000     Sole                2,000
ABBOT LABS                     Common      002824100         206        4,400     Sole                4,400
A C NIELSEN CORP.              Common      004833109       2,219       81,811     Sole               81,811
ADAPTEC INC                    Common      00651F108          43        1,900     Sole                1,900
AIR PRODS & CHEMS INC          Common      009158106      23,870      696,946     Sole              696,946
ALLERGAN INC                   Common      018490102          92        1,050     Sole                1,050
ALLSTATE CORP.                 Common      020002101          93        2,500     Sole                2,500
ALUMINUM CO AMER               Common      022249106         272        6,722     Sole                6,722
AMERICAN HOME PRODS            Common      026609107         418        6,400     Sole                6,400
AMGEN INC                      Common      031162100          75        1,000     Sole                1,000
ANADARKO PETE CORP.            Common      032511107         189        5,000     Sole                5,000
ARCHER DANIELS MIDLAND CO      Common      039483102          28        1,937     Sole                1,937
ASTRA AB                      Spn ADR A    046298105          67        2,900     Sole                2,900
ATLANTIC RICHFIELD CO          Common      048825103       1,564       21,392     Sole               21,392
AUTOMATIC DATA PROCESSING      Common      053015103      32,886      794,824     Sole              794,824
AVERY DENNISON CORP            Common      053611109          46          800     Sole                  800
BANC ONE CORP                  Common      059438101          66        1,650     Sole                1,650
BANK ONE CORPORATION           Common      06423A103          45          810     Sole                  810
BANKAMERICA CORP               Common      06605F102         230        3,253     Sole                3,253
BAXTER INTL INC                Common      071813109         238        3,600     Sole                3,600
BELLSOUTH CORP                 Common      079860102         240        6,000     Sole                6,000
BIOMET INC                     Common      090613100          75        1,800     Sole                1,800
BOEING CO                      Common      097023105          27          800     Sole                  800
BORDERS GROUP, INC.            Common      099709107         112        8,000     Sole                8,000
BRISTOL-MYERS SQUIBB CO.       Common      110122108         353        5,500     Sole                5,500
BRITISH TELECOM                Spn ADR     111021408         320        1,950  Defined                1,950
BURLINGTON NORTHN SANTA FE     Common      12189T104         268        8,150     Sole                8,150
CBS                            Common      12490K107         286        7,000     Sole                7,000
CABOT CORP                     Common      127055101         159        7,500     Sole                7,500
CARNIVAL CORP                  Class A     143658102         267        5,500     Sole                5,500
CASE CORP                      Common      14743R103          25        1,000     Sole                1,000
CATERPILLAR INC CO             Common      149123101          46        1,000     Sole                1,000
CENTURY TEL ENTERPRISES        Common      156686107         674        9,600     Sole                9,600
CHASE MANHATTAN CORP           Common      16161A108         594        7,300     Sole                7,300
CHILECTRA S A                  Spn ADR     168884104         123        5,600  Defined                5,600
CIA TELECOM CHILE              Spn ADR     204449300          61        2,600  Defined                2,600
CISCO SYS INC                  Common      17275R102         657        6,000     Sole                6,000
CINTAS CORP.                   Common      172908105         196        3,000     Sole                3,000
CITIGROUP INC.                 Common      172967101         287        4,500     Sole                4,500
COLUMBIA/HCA HEALTHCARE        Common      197677107          25        1,300     Sole                1,300
COMPUTER ASSOC INTL INC        Common      204912109          25          700     Sole                  700
COMPUTER SCIENCES CORP         Common      205363104         221        4,000     Sole                4,000
CONAGRA INC                    Common      205887102         243        9,506     Sole                9,506
COOPER TIRE & RUBR CO          Common      216831107          31        1,700     Sole                1,700
COUNTRYWIDE CR INDS  INC       Common      222372104         240        6,400     Sole                6,400
CRESTLINE CAPITAL CORP.        Common      226153104           2          104     Sole                  104
DARDEN RESTAURANTS INC.        Common      237194105      10,189      494,001     Sole              494,001
DELUXE CORP                    Common      248019101       4,149      142,467     Sole              142,467
DEVRY INC.                     Common      251893103         377       13,000     Sole               13,000
DIAMOND OFFSHORE DRILLING      Common      25271C102         108        3,400     Sole                3,400
DONALDSON  INC                 Common      257651109         144        8,000     Sole                8,000
DORCHESTER HUGOTON             Common      258205202         101       10,000  Defined               10,000
DOVER CORP                     Common      260003108          36        1,100     Sole                1,100
DUKE ENERGY CORP               Common      264399106         197        3,595     Sole                3,595
DUN & BRADSTREET CORP.         Common      26483B106       8,744      245,433     Sole              245,433
E G & G INC                    Common      268457108         401       15,189     Sole               15,189
EMC CORP                       Common      268648102         639        5,000     Sole                5,000
ECHELON CORP                   Common      27874N105         212       21,150     Sole               21,150
EL PASO ELEC CO                Common      283677854         217       28,404     Sole               28,404
EL PASO ENERGY CORP            Common      283905107         105        3,200     Sole                3,200
ELECTRONIC DATA SYS            Common      285661104          44          900     Sole                  900
EMERSON ELECTRIC CO            Common      291011104       1,860       35,130     Sole               35,130
ENRON CORP                     Common      293561106         122        1,900     Sole                1,900
ENTERGY CORP                   Common      29364G103          44        1,600     Sole                1,600
EXXON CORP                     Common      302290101       3,456       48,976     Sole               48,976
FEDERAL NATL MTG ASSN          Common      313586109          48          700     Sole                  700
FELCOR LODGING TR INC          Common      31430F101          79        3,400     Sole                3,400
FIFTH THIRD BANCORP.           Common      316773100         262        3,978     Sole                3,978
FIRST AMER CORP TENN           Common      318900107          52        1,400     Sole                1,400
FIRST DATA CORP.               Common      319963104          56        1,300     Sole                1,300
FIRST UN CORP                  Common      337358105         150        2,800     Sole                2,800
FISERV INCORP                  Common      337738108         241        4,500     Sole                4,500
FLEET FINANCIAL GROUP INC.     Common      338915101         218        5,800     Sole                5,800
FOMENICO ECONOMICO MEX         Spn ADR     344419106          84        2,700  Defined                2,700
FORD MTR CO                    Common      345370100         181        3,200     Sole                3,200
FORTUNE BRANDS INC             Common      349631101         142        3,700     Sole                3,700
GC COS INC                     Common      36155Q109         138        4,384     Sole                4,384
GPU INC                        Common      36225X100         187        5,000     Sole                5,000
GTE CORP                       Common      362320103         218        3,600     Sole                3,600
GANNETT CO INC                 Common      364730101       8,906      141,370     Sole              141,370
GENERAL ELEC CO                Common      369604103     101,911      921,232     Sole              921,232
GENERAL MILLS INC              Common      370334104      36,202      479,101     Sole              479,101
GENUINE PARTS CO               Common      372460105         447       15,512     Sole               15,512
GOODYEAR TIRE & RUBR CO        Common      382550101         100        2,000     Sole                2,000
GRAINGER W W INC               Common      384802104       9,282      215,544     Sole              215,544
GREAT LAKES CHEM CORP          Common      390568103          32          875     Sole                  875
GRUPO TELEVISA S A             Spn GDR     40049J206          88        2,800  Defined                2,800
GUANGSHEN RAILWAY              Spn ADR     40065W107          73       13,000  Defined               13,000
GULF CANADA RESOURCES INC.     Common      40218L305      25,546    9,506,827     Sole            9,506,827
HSB GROUP INC.                 Common      40428N109      27,651      744,800     Sole              744,800
H & R BLOCK                    Common      093671105         190        4,000  Defined                4,000
HANSON PLC                       ADR       411352404          58        1,325     Sole                1,325
HARCOURT GENERAL               Common      41163G101         393        8,860     Sole                8,860
HARTFORD FINL SVCS GROUP       Common      416515104         170        3,000     Sole                3,000
H. J. HEINZ                    Common      423074103       1,422       30,015     Sole               30,015
HEWLETT-PACKARD                Common      428236103       9,193      135,564     Sole              135,564
HOST MARRIOTT SERVICES         Common      440914109          30        4,494     Sole                4,494
HOST MARRIOT CORP              Common      44107P104         250       22,472     Sole               22,472
HOUSTON INDS INC               Common      442161105         176        6,200     Sole                6,200
IMS HEALTH INC.                Common      449934108      16,260      490,866     Sole              490,866
IMPERIAL CHEM INDS             Common      452704505          36        1,000     Sole                1,000
INSURANCE SERVICES OFFICE      Common      45806@109       8,938      223,447     Sole              223,447
INTEL CORP                     Common      458140100         416        3,500     Sole                3,500
INTERNATIONAL BUS MACHS        Common      459200101         425        2,400     Sole                2,400
INTERPUBLIC GROUP COS INC      Common      460690100         245        3,150     Sole                3,150
JDN RLTY CORP                  Common      465917102         149        7,500     Sole                7,500
JOHNSON & JOHNSON              Common      478160104      83,670      894,865     Sole              894,865
KEANE INC.                     Common      486665102         128        6,000     Sole                6,000
KOREA ELEC POWER CORP          Spn ADR     500631106       4,060      320,000  Defined              320,000
KIMBERLY CLARK CORP            Common      494368103         211        4,400     Sole                4,400
KIMBERLY CLARK MEX             Spn ADR     494386204          93        5,000  Defined                5,000
LIBERTY ALL-STAR EQUITY FUN    Common      530158104      93,066    7,263,996     Sole            7,263,996
ELI LILLY & CO                 Common      532457108         461        5,428     Sole                5,428
ELI LILLY & CO                 Common      532457108         407        4,800  Defined                4,800
LOCKHEED MARTIN CORP.          Common      539830109          14          375     Sole                  375
LOEWS CORP.                    Common      540424108         131        1,750     Sole                1,750
MBIA, INC.                     Common      55262C100         276        4,750     Sole                4,750
MCI WORLDCOM INC               Common      55268B106         310        3,500     Sole                3,500
MGIC INV CORP WIS              Common      552848103          32          900     Sole                  900
MARSH & MCLENNAN COS INC       Common      571748102          89        1,200     Sole                1,200
MARRIOTT INTL INC              Class A     571903202       1,448       43,058     Sole               43,058
MASCO CORP                     Common      574599106         170        6,000     Sole                6,000
MATAV RT                       Spn ADR     559776109          80        3,000  Defined                3,000
MAYTAG CORP                    Common      578592107         163        2,700     Sole                2,700
MCDONALDS                      Common      580135101      51,857    1,144,442     Sole            1,144,442
MCKESSON HBOC, INC.            Common      58155Q103         172        2,600     Sole                2,600
MEDIAONE GROUP INC             Common      58440J104         225        3,542     Sole                3,542
MEDTRONIC INC                  Common      585055106         288        4,000     Sole                4,000
MELLON BK CORP                 Common      585509102         267        3,800     Sole                3,800
MERCANTILE BANKSHARES CORP     Common      587405101         278        7,500     Sole                7,500
MERCK & CO INC                 Common      589331107      50,817      634,218     Sole              634,218
MERRILL LYNCH & CO INC         Common      590188108         266        3,000     Sole                3,000
MICROSOFT CORP.                Common      594918104         269        3,000     Sole                3,000
MOBIL CORP                     Common      607059102         590        6,700     Sole                6,700
MORGAN (JP) & CO               Common      616880100       3,953       32,037     Sole               32,037
MORGAN STANLEY DEAN WITTER     Common      617446448          60          600     Sole                  600
MOTOROLA INC                   Common      620076109         322        4,401     Sole                4,401
MYLAN LABS INC                 Common      628530107          27        1,000     Sole                1,000
NABISCO HOLDING CORP           Common      629526104          83        2,000  Defined                2,000
NATIONAL CITY CORP.            Common      635405103          40          600     Sole                  600
NATIONWIDE FINL SVCS INC       Common      638612101         134        3,200     Sole                3,200
NEWELL CO                      Common      651192106         188        4,000     Sole                4,000
NEWS CORP LTD                  Common      652487703          44        1,500     Sole                1,500
NIELSEN MEDIA RES INC          Common      653929307       2,020       81,811     Sole               81,811
NICOR INC                      Common      654086107         226        6,300     Sole                6,300
NOKIA CORP                     Spn ADR     654902204         312        2,000     Sole                2,000
NOKIA CORP                     Spn ADR     654902204         327        2,095  Defined                2,095
NORFOLK SOUTHERN CORP          Spn ADR     655844108          42        1,600     Sole                1,600
NORSK HYDRO A S                Common      656531605          44        1,100     Sole                1,100
NUCOR CORP                     Common      670346105          35          800     Sole                  800
OCTEL CORP                     Common      675727101           3          218     Sole                  218
OLD REP INTL CORP              Common      680223104          43        2,350     Sole                2,350
ORACLE SYS CORP                Common      68389X105          40        1,400     Sole                1,400
PNC BK CORP                    Common      693475105         178        3,200     Sole                3,200
PACIFICORP                     Common      695114108          85        4,900     Sole                4,900
PANAMERICAN BEVERAGES INC      Class A     P74823108          92        5,220  Defined                5,220
PAPA JOHNS INT'L INC.          Common      698813102         154        3,500     Sole                3,500
PENTAIR INC                    Common      709631105         203        6,000     Sole                6,000
PHELPS DODGE CORP              Common      717265102          32          650     Sole                  650
PHILIPS MORRIS CO INC          Common      718154107         274        7,800     Sole                7,800
PHILIPS ELECTR NV              NY Shs      718337504           0        3,500     Sole                3,500
PINNACLE WEST CAP CORP         Common      723484101          91        2,500     Sole                2,500
PITNEY BOWES INC               Common      724479100         268        4,200     Sole                4,200
PITTWAY CORP.                  Common      725790208         239        9,000     Sole                9,000
PRECISION CASTPARTS CORP       Common      740189105          28          700     Sole                  700
R. H. DONNELLEY CORP           Common      74955W307         758       49,087     Sole               49,087
RAYTHEON CO                    Class A     755111309         121        2,100     Sole                2,100
RAYTHEON CO                    Class B     755111408         203        3,462     Sole                3,462
RELIASTAR FINL CORP            Common      75952U103         196        4,600     Sole                4,600
REPSOL S A                     Spn ADR     76026T205          41          800     Sole                  800
REUTERS GROUP PLC              Spn ADR     76132M102         353        4,062  Defined                4,062
REYNOLDS METALS CO             Common      761763101         121        2,500     Sole                2,500
RUSSELL CORP                   Common      782352108          30        1,500     Sole                1,500
SAFECO CORP                    Common      786429100          61        1,500     Sole                1,500
SAFEWAY INC                    Common      786514208         103        2,000  Defined                2,000
SANDY SPRING BANCORP           Common      800363103         698       25,604     Sole               25,604
SCANA CORP                     Common      805898103          67        3,100     Sole                3,100
SEARS ROEBUCK & CO             Common      812387108         298        6,600     Sole                6,600
SHANDONG HUANENG               Spn ADR     819419102         225       60,000  Defined               60,000
SHAW INDS INC                  Common      820286102          50        2,700     Sole                2,700
SHERWIN WILLIAMS CO            Common      824348106          45        1,600     Sole                1,600
SODEXHO MARRIOTT SERVICES      Common      833793102         119        5,381     Sole                5,381
SOUTHERN CO                    Common      842587107          35        1,500     Sole                1,500
SOUTHWEST AIRLS  CO            Common      844741108          97        3,200     Sole                3,200
SPRINT CORP                    Common      852061100         294        3,000     Sole                3,000
STAFF LEASING INC              Common      852381102       2,862      200,000     Sole              200,000
STMICROELECTRONICS NV          Common      861012102       1,086       11,186     Sole               11,186
SUMMIT BANCORP                 Common      866005101         199        5,100     Sole                5,100
SUN MICROSYSTEMS INC           Common      866810104         688        5,500     Sole                5,500
SYBRON INT'L CORP - WISC       Common      87114F106         300       12,000     Sole               12,000
TCS ENTERPRISES                Common      872339106           3        5,000     Sole                5,000
TJX COS INC                    Common      872540109         170        5,000     Sole                5,000
TELE-COMMUNICATIONS GRP A      Common      87924V507         161        3,000     Sole                3,000
TELE CENTRO SUL                Spn ADR     879239101          28          600  Defined                  600
TELEBRAS                    Spn ADR pref   879287308         129        1,600  Defined                1,600
TELEFONICA DE ARGENTINA        Spn ADR     879378206          54        1,800  Defined                1,800
TELEFONICA DE PERU             Spn ADR     879384105          57        4,500  Defined                4,500
TELEFONOS DE MEXICO S A    Spn ADR rep ord 879403780          46          700     Sole                  700
TELEFONOS DE MEXICO S A    Spn ADR rep ord 879403780          26          400  Defined                  400
TELESP                         Spn ADR     87952K100          27        1,300  Defined                1,300
TELESP CELLULAR             Part Spn ADR   87952L108          77        3,700  Defined                3,700
TELESUDESTE CELLULAR PART     Part ADR     879252104          28        1,400  Defined                1,400
TENET HEALTHCARE CORP.         Common      88033G100         110        5,800     Sole                5,800
TEXACO INC                     Common      881694103         114        2,000     Sole                2,000
TORCHMARK CORP                 Common      891027104          38        1,200     Sole                1,200
TOSCO CORP                     Common      891490302         206        8,300     Sole                8,300
TOYS-R-US INC                  Common      892335100          26        1,400     Sole                1,400
TYSON FOODS INC CL A           Common      902494103          43        2,100     Sole                2,100
U S FOOD SERVICE               Common      90331R101         233        5,000     Sole                5,000
USX - U S STL                  Common      90337T101          94        4,000     Sole                4,000
UNIFI INC                      Common      904677101          28        2,200     Sole                2,200
UNICOM CORP.                   Common      904911104         168        4,600     Sole                4,600
UTILICORP UTD INC              Common      918005109          64        2,800     Sole                2,800
V F CORP                       Common      918204108         233        4,900     Sole                4,900
VINA CONCHA Y TORO             Spn ADR     927191106         118        4,000  Defined                4,000
WACHOVIA CORP                  Common      929771103          41          500     Sole                  500
WADDELL & REED FINL INC        Class A     930059100           1           68     Sole                   68
WADDELL & REED FINL INC        Class B     930059209           6          293     Sole                  293
WASHINGTON MUT INC.            Common      939322103         113        2,760     Sole                2,760
WHIRLPOOL CORP                 Common      963320106          33          600     Sole                  600
WILLIAMS CO INC                Common      969457100         664       16,800     Sole               16,800
XEROX CORP                     Common      984121103         122        2,350     Sole                2,350
YPF SOCIEDAD ANONIMA        Spn ADR Cl D   984245100          54        1,700     Sole                1,700
YORK INTERNATIONAL CORP.       Common      986670107          32          900     Sole                  900